Right-of-Use Assets and Finance Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Right-of Use Assets and Finance Lease Liabilities [Abstract]
Annual Lease Payments
The annual lease payments under the bareboat charter agreement are as follows:

Twelve-month periods ending June 30,	Amount
2026	18,564
Total undiscounted lease payments	18,564
Less: Discount based on incremental borrowing rate	(590)
Present value of finance lease liabilities	17,974

Finance lease liabilities, current	17,974
Finance lease liabilities, non-current	-
Present value of finance lease liabilities	17,974